UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus Variable Investment Fund
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):    [  X  ]


3.    Investment Company Act File Number:  811-5125

      Securities Act File Number:  33-13690

4(a). Last day of fiscal year for which this notice is filed:

           December 31, 2001

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

Balanced Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $   -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                              =============
Balanced Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $   -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                              +$   0
                                                              ---------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               =$  -0-
                                                               =============

Appreciation Portfolio - Initial Shares
(f/k/a: Capital Appreciation Portfolio)
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 6,702,735
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 2,370,532
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 2,370,532
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 4,332,203
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $   -0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 398.56
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  398.56
                                                              ==========


Appreciation Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ -0-
                                                              =============
Disciplined Stock Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 304,651
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 304,651
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $ -0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 28.03
             by Item 5(vii) (enter "0" if no fee is            =============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ 28.03
                                                              ============
Disciplined Stock Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$   -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $( 0    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   -0-
                                                              ===========

Growth and Income Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 1,444
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 11,365
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 8,272,562
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  8,283,927
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(8,282,483)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0
             by Item 5(vii) (enter "0" if no fee is            ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0
                                                              =============
Growth and Income Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $   -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer"s fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     -0-
                                                                =============

International Equity Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $   -0-
             future years -- if Item 5(i) is less than           ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration             x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)            =$ 0
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0
                                                              =============

International Equity Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $   -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ -0-
                                                              =============

International Value Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  21,897
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $  -0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   2.01
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  2.01
                                                             =============

International Value Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                              =============



Limited Term High Income Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 24,869,172
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 24,869,172
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(24,869,172)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                              =============

Limited Term High Income Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ -0-
             by Item 5(vii) (enter "0" if no fee is            ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                              =============

Money Market Portfolio
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 102,412,137
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 102,648,576
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$102,648,576
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(236,439)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration     x          .000092
             fee (See Instruction C.9):                         --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                             =============

Quality Bond Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 8,303,806
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 4,287,140
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 4,287,140
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 4,016,666
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(   0   )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 369.33
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  369.33
                                                                =============

Quality Bond Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$   -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   -0-
                                                              =============



Small Cap Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 24,835,386
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 2,300,320
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -681,548,812-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 683,849,132
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $ (659,0143,746)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0
                                                              =============

Small Cap Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $    -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    -0-
                                                                =============

Small Company Stock Portfolio`- Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 43,794
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 4,449,845
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 4,449,845
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(4,406,051)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                                =============

Small Company Stock Portfolio`- Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $- 0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ -0-
             by Item 5(vii) (enter "0" if no fee is            ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ -0-
                                                           ============

Special Value Portfolio - Initial Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  11,617,208
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 11,617,208
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(11,617,208)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                              ==============

Special Value Portfolio - Service Shares
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  -0-
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                             =============



TOTAL FOR ALL:                                               =$  797.93
                                                                =============











9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means



                                  SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)* /s/Michael A. Rosenberg
                               ____________________________________
                               Michael A. Rosenberg, Secretary


      Date: March 29, 2002


* Please print the name and title of the signing officer below the signature.